HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.8%
	ADVERTISING & MARKETING - 0.1%
10,449	Trade Desk, Inc. (The), Class A(a)	$ 571,769

	AUTOMOTIVE - 2.8%
53,565	Tesla, Inc.(a)	13,881,905

	BEVERAGES - 1.2%
3,838	Coca-Cola Europacific Partners plc	334,021
17,158	Keurig Dr Pepper, Inc.	587,147
10,275	Monster Beverage Corporation(a)	601,293
28,336	PepsiCo, Inc.	4,248,700
		5,771,161
	BIOTECH & PHARMA - 2.1%
10,632	Amgen, Inc.	3,312,399
3,115	Biogen, Inc.(a)	426,257
1,654	BioNTech S.E. - ADR(a)	150,613
25,961	Gilead Sciences, Inc.	2,908,930
2,087	Regeneron Pharmaceuticals, Inc.	1,323,638
5,167	Vertex Pharmaceuticals, Inc.(a)	2,505,065
		10,626,902
	CABLE & SATELLITE - 0.8%
1,953	Charter Communications, Inc., Class A(a)	719,739
85,957	Comcast Corporation, Class A	3,171,813
		3,891,552
	CHEMICALS - 0.9%
9,826	Linde plc	4,575,379

	COMMERCIAL SUPPORT SERVICES - 0.3%
6,506	Cintas Corporation	1,337,178

	DIVERSIFIED INDUSTRIALS - 0.6%
13,079	Honeywell International, Inc.	2,769,478

	E-COMMERCE DISCRETIONARY - 4.9%
108,688	Amazon.com, Inc.(a)	20,678,979

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.8% (Continued)
	E-COMMERCE DISCRETIONARY - 4.9% (Continued)
10,901	eBay, Inc.	$ 738,325
853	MercadoLibre, Inc.(a)	1,664,092
12,478	PDD Holdings, Inc. - ADR(a)	1,476,772
		24,558,168
	ELECTRIC UTILITIES - 0.8%
10,264	American Electric Power Company, Inc.	1,121,547
6,514	Constellation Energy Corporation	1,313,418
19,388	Exelon Corporation	893,399
11,291	Xcel Energy, Inc.	799,290
		4,127,654
	ENTERTAINMENT CONTENT - 0.1%
5,007	Electronic Arts, Inc.	723,612

	FOOD - 0.4%
15,171	Kraft Heinz Company (The)	461,654
26,009	Mondelez International, Inc., Class A	1,764,710
		2,226,364
	INDUSTRIAL SUPPORT SERVICES - 0.2%
11,109	Fastenal Company	861,503

	INTERNET MEDIA & SERVICES - 10.5%
8,211	Airbnb, Inc., Class A(a)	980,886
56,820	Alphabet, Inc., Class A	8,786,644
56,203	Alphabet, Inc., Class C	8,780,595
659	Booking Holdings, Inc.	3,035,954
39,302	Meta Platforms, Inc., Class A	22,652,100
8,703	Netflix, Inc.(a)	8,115,809
		52,351,988
	LEISURE FACILITIES & SERVICES - 0.7%
4,907	Marriott International, Inc., Class A	1,168,847
22,304	Starbucks Corporation	2,187,800
		3,356,647
	MEDICAL EQUIPMENT & DEVICES - 1.1%
7,401	DexCom, Inc.(a)	505,414

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1% (Continued)
7,241	GE HealthCare Technologies, Inc.	$ 584,421
1,539	IDEXX Laboratories, Inc.(a)	646,303
3,489	Illumina, Inc.(a)	276,817
6,860	Intuitive Surgical, Inc.(a)	3,397,553
		5,410,508
	OIL & GAS PRODUCERS - 0.1%
3,336	Diamondback Energy, Inc.	533,360

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
20,423	Baker Hughes Company	897,591

	RETAIL - CONSUMER STAPLES - 1.7%
8,982	Costco Wholesale Corporation	8,494,996

	RETAIL - DISCRETIONARY - 0.6%
2,160	Lululemon Athletica, Inc.(a)	611,410
1,127	O'Reilly Automotive, Inc.(a)	1,614,518
6,494	Ross Stores, Inc.	829,868
		3,055,796
	SEMICONDUCTORS - 12.0%
34,463	Advanced Micro Devices, Inc.(a)	3,540,729
9,703	Analog Devices, Inc.	1,956,804
19,291	Applied Materials, Inc.	2,799,510
92,684	Broadcom, Inc.	15,518,082
1,273	GLOBALFOUNDRIES, Inc.(a)	46,986
84,767	Intel Corporation	1,925,059
2,508	KLA Corporation	1,704,938
24,328	Lam Research Corporation	1,768,646
15,918	Marvell Technology, Inc.	980,071
10,419	Microchip Technology, Inc.	504,384
20,706	Micron Technology, Inc.	1,799,144
177,905	NVIDIA Corporation	19,281,344
5,021	NXP Semiconductors N.V.	954,291
8,407	ON Semiconductor Corporation(a)	342,081

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.8% (Continued)
	SEMICONDUCTORS - 12.0% (Continued)
25,534	QUALCOMM, Inc.	$ 3,922,278
17,780	Texas Instruments, Inc.	3,195,066
		60,239,413
	SOFTWARE - 13.8%
9,803	Adobe, Inc.(a)	3,759,745
1,579	ANSYS, Inc.(a)	499,848
2,840	Atlassian Corporation, Class A(a)	602,676
3,971	Autodesk, Inc.(a)	1,039,608
5,071	Cadence Design Systems, Inc.(a)	1,289,707
4,077	Crowdstrike Holdings, Inc., CLASS A(a)	1,437,469
4,220	Datadog, Inc., Class A(a)	418,666
13,212	Fortinet, Inc.(a)	1,271,787
5,059	Intuit, Inc.	3,106,175
127,151	Microsoft Corporation	47,731,214
33,426	Palantir Technologies, Inc., Class A(a)	2,821,154
11,063	Palo Alto Networks, Inc.(a)	1,887,790
1,979	Roper Technologies, Inc.	1,166,779
2,736	Synopsys, Inc.(a)	1,173,334
3,735	Workday, Inc., Class A(a)	872,235
		69,078,187
	TECHNOLOGY HARDWARE - 12.3%
253,561	Apple, Inc.	56,323,505
87,657	Cisco Systems, Inc.	5,409,313
		61,732,818
	TECHNOLOGY SERVICES - 1.4%
7,714	Automatic Data Processing, Inc.	2,356,857
10,077	Cognizant Technology Solutions Corporation, Class A	770,891
7,566	CoStar Group, Inc.(a)	599,454
6,059	Paychex, Inc.	934,783
21,359	PayPal Holdings, Inc.(a)	1,393,675
2,806	Verisk Analytics, Inc.	835,122
		6,890,782

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.8% (Continued)
	TELECOMMUNICATIONS - 0.5%
10,172	T-Mobile US, Inc.	$ 2,712,974

	TRANSPORTATION & LOGISTICS - 0.3%
39,140	CSX Corporation	1,151,890
3,655	Old Dominion Freight Line, Inc.	604,720
		1,756,610
	TRANSPORTATION EQUIPMENT - 0.2%
9,832	PACCAR, Inc.	957,342

	WHOLESALE - DISCRETIONARY - 0.2%
15,731	Copart, Inc.(a)	890,217

	TOTAL COMMON STOCKS (Cost $272,046,781)	354,281,854

	TOTAL INVESTMENTS - 70.8% (Cost $272,046,781)	$ 354,281,854
	OTHER ASSETS IN EXCESS OF LIABILITIES - 29.2%	146,351,641
	NET ASSETS - 100.0%	$ 500,633,495

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.E.	- Societas Europaea
(a)	Non-income producing security.